Derivative Liability and Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	May 31, 2021	Aug. 31, 2020
Notes to Financial Statements
Fair Value, Assets Measured on Recurring Basis

Items recorded or measured at fair value on a recurring basis in the accompanying financial statements consisted of the following items as of May 31, 2021 and August 31, 2020:

	May 31, 2021	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative liability	$3,385,535	$—	$—	$3,585,535

	August 31, 2020	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative liability	$1,125,803	$—	$—	$1,125,803

Items recorded or measured at fair value on a recurring basis in the accompanying financial statements consisted of the following items as of August 31, 2020 and August 31, 2019:

	August 31, 2020	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative liability	$1,125,803	$—	$—	$1,125,803

	August 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative liability	$—	$—	$—	$—

Summary of changes in fair value of Level 3 financial liabilities

The following table provides a summary of changes in fair value of the Company’s Level 3 financial liabilities for the nine months ended May 31, 2021:

Balance, August 31, 2020	$1,125,803
Transfers in due to issuance of convertible promissory notes	6,669,935
Transfers out due to repayments of convertible promissory notes	(1,721,125)
Transfers out due to conversions of convertible promissory notes	(1,490,962)
Change in derivative liability for the nine months ended May 31, 2021	(998,116)

Balance, May 31, 2021	$3,585,535

The following table provides a summary of changes in fair value of the Company’s Level 3 financial liabilities for the nine months ended August 31, 2020:

Balance, August 31, 2019	$—
Transfers in due to issuance of convertible promissory notes	1,468,704
Transfers out due to repayments of convertible promissory notes	(449,389)
Transfers out due to conversions of convertible promissory notes	(231,632)
Mark to market to August 31, 2020	787,683
Balance, August 31, 2020	$1,125,803
Loss on change in derivative liability for the year ended August 31, 2020	$338,120